UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if amendment    |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
          ----------------------------------------
Address:  1700 East Putnam Avenue
          ----------------------------------------
          Old Greenwich, CT 06870
          ----------------------------------------

 Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
Title:     Managing Member
Phone:     (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 14, 2008
---------------------------         -----------------         ------------
(Signature)                         (City, State)                      (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
                                    __________________________
------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                            --------------------------
Form 13F Information Table Entry Total:              32
                                            ---------------------------
Form 13F Information Table Value Total:              722777
                                            -----------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-10619                   O'Malley, Jr., Thomas D.
         ---------                  -----------------------------------

                                                                                     Investment Discretion          Voting Authority
                                                                                     ---------------------          ----------------
                                                        Value             SH/   PUT/       Shared  Shared
Issuer                       Class           CUSIP     (000's)   Shares   PRN   CALL Sole  defined other   Managers   Sole    Shared
------                       -----           -----     -------   ------   ---   ---- ----  ------- ------  --------   ----    ------
AK STL HLDG CORP             COM             001547108   65223   1198515   SH         X                       1      1198515
ALTRIA GROUP INC             COM             02209S103   10477    471958   SH         X                       1       471958
AMR CORP                     COM             001765106    9020   1000000   SH         X                       1      1000000
ASSURED GUARANTY LTD         COM             G0585R106   16618    700000   SH         X                       1       700000
BANK OF AMERICA CORPORATION  COM             060505104   19554    515788   SH         X                       1       515788
BELDEN INC                   COM             077454106    9787    277100   SH         X                       1       277100
CALPINE CORP                 COM NEW         131347304   28305   1536646   SH         X                       1      1536646
CELGENE CORP                 COM             151020104   17507    285650   SH         X                       1       285650
COMMSCOPE INC                COM             203372107   28715    824438   SH         X                       1       824438
ENERGYSOLUTIONS INC          DEPOSITARY SH   292756202   23515   1025071   SH         X                       1      1025071
EQUINIX INC                  COM NEW         29444U502   14303    215122   SH         X                       1       215122
EXELON CORP                  COM             30161N101   21394    263252   SH         X                       1       263252
FIDELITY NATIONAL FINANCIAL  CL A            31620R105   16497    900000   SH         X                       1       900000
GAMESTOP CORP NEW            CL A            36467W109    7757    150000   SH         X                       1       150000
GENERAL CABLE CORP DEL NEW   COM             369300108   47250    799904   SH         X                       1       799904
GEN-PROBE INC NEW            COM             36866T103   13206    273991   SH         X                       1       273991
GENTEK INC                   COM NEW         37245X203   17470    580779   SH         X                       1       580779
IMMUCOR INC                  COM             452526106   10709    501821   SH         X                       1       501821
INTEROIL CORP                COM             460951106    5656    343400   SH  CALL   X                       1       343400
MASTERCARD INC               CL A            57636Q104   53619    240454   SH         X                       1       240454
MICROSOFT CORP               COM             594918104   14190    500000   SH         X                       1       500000
OCCIDENTAL PETE CORP DEL     COM             674599105   36585    500000   SH         X                       1       500000
OIL SVC HOLDRS TR            DEPOSTRY RCPT   678002106   26520    150000   SH  PUT    X                       1       150000
PETROHAWK ENERGY CORP        COM             716495106   20669   1024759   SH         X                       1      1024759
PROSHARES TR                 ULTRASHRT FINL  74347R628   11765    100000   SH         X                       1       100000
PROSHARES TR                 ULTRASHRT O&G   74347R586   17325    450000   SH         X                       1       450000
SCHLUMBERGER LTD             COM             806857108   17400    200000   SH  PUT    X                       1       200000
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605   24870   1000000   SH  CALL   X                       1      1000000
SEMICONDUCTOR HLDRS TR       DEP RCPT        816636203   28720   1000000   SH  CALL   X                       1      1000000
TYCO INTL LTD BERMUDA        SHS             G9143X208   22025    500000   SH         X                       1       500000
VISTEON CORP                 COM             92839U107    1033    274800   SH         X                       1       274800
YAHOO INC                    COM             984332106   65093   2250000   SH         X                       1      2250000
TOTAL                                                   722777

                                                                                     Investment Discretion          Voting Authority
                                                                                     ---------------------          ----------------
                                                        Value             SH/   PUT/       Shared  Shared
Issuer                       Class           CUSIP     (000's)   Shares   PRN   CALL Sole  defined other   Managers   Sole    Shared
------                       -----           -----     -------   ------   ---   ---- ----  ------- ------  --------   ----    ------
COMMSCOPE INC                   COM          203372107      70     2000    SH         X                       1        2000
MASTERCARD INC                  CL A         57636Q104     223     1000    SH         X                       1        1000
TOTAL                                                      293